T. ROWE PRICE VALUE ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
COMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 0.8%
Verizon Communications	3,632	118
		118
Interactive Media & Services 1.6%
Alphabet, Class C (1)	910	120
Meta Platforms, Class A (1)	320	96
		216
Media 1.4%
News, Class A	7,589	152
Omnicom Group	523	39
		191
Wireless Telecommunication Services 1.0%
T-Mobile US (1)	963	135
		135
Total Communication Services		660
CONSUMER DISCRETIONARY 4.1%
Automobile Components 0.3%
Aptiv (1)	362	36
		36
Hotels Restaurants & Leisure 2.1%
Las Vegas Sands	1,029	47
Marriott International, Class A	310	61
McDonald's	245	65
MGM Resorts International (1)	924	34
Starbucks	312	28
Yum! Brands	437	55
		290
Household Durables 0.4%
Lennar, Class A	451	50
		50
Specialty Retail 1.3%
AutoZone (1)	31	79
Home Depot	217	66
TJX	420	37
		182
Total Consumer Discretionary		558

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 10.0%
Beverages 1.4%
Coca-Cola	1,404	79
Diageo, ADR	498	74
Keurig Dr Pepper	1,071	34
		187
Consumer Staples Distribution & Retail 2.3%
Walmart	1,950	312
		312
Food Products 1.6%
Conagra Brands	3,148	86
Mondelez International, Class A	1,431	99
Tyson Foods, Class A	781	40
		225
Household Products 1.8%
Colgate-Palmolive	1,052	75
Kimberly-Clark	724	87
Procter & Gamble	559	82
		244
Personal Care Products 0.8%
Kenvue	5,303	106
		106
Tobacco 2.1%
Philip Morris International	3,101	287
		287
Total Consumer Staples		1,361
ENERGY 10.7%
Energy Equipment & Services 1.1%
Baker Hughes	947	33
Halliburton	3,008	122
		155
Oil, Gas & Consumable Fuels 9.6%
Chevron	892	150
ConocoPhillips	1,437	172
Devon Energy	827	39
EOG Resources	1,069	136
EQT	1,860	76
Exxon Mobil	2,828	333
Pioneer Natural Resources	259	59
TC Energy	1,141	39
TotalEnergies, ADR	3,860	254

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Williams	1,700	57
		1,315
Total Energy		1,470
FINANCIALS 18.1%
Banks 7.5%
Bank of America	9,592	263
Fifth Third Bancorp	4,905	124
Huntington Bancshares	8,494	88
JPMorgan Chase	730	106
US Bancorp	4,831	160
Wells Fargo	7,036	287
		1,028
Capital Markets 2.1%
BlackRock	68	44
Cboe Global Markets	361	56
Charles Schwab	1,451	79
Morgan Stanley	902	74
S&P Global	90	33
		286
Consumer Finance 0.2%
Capital One Financial	265	26
		26
Financial Services 3.1%
Apollo Global Management	646	58
Equitable Holdings	3,805	108
Fiserv (1)	1,949	220
FleetCor Technologies (1)	178	46
		432
Insurance 5.2%
American International Group	2,867	174
Chubb	1,179	245
Hartford Financial Services Group	2,970	211
Marsh & McLennan	399	76
		706
Total Financials		2,478
HEALTH CARE 18.6%
Biotechnology 1.3%
AbbVie	490	73
Amgen	110	30
Regeneron Pharmaceuticals (1)	52	43
Vertex Pharmaceuticals (1)	108	37
		183

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 3.6%
Baxter International	2,091	79
Becton Dickinson	849	220
Medtronic	873	68
Zimmer Biomet Holdings	1,131	127
		494
Health Care Providers & Services 6.8%
Cigna	637	182
CVS Health	1,431	100
Elevance Health	636	277
HCA Healthcare	189	47
McKesson	350	152
Molina Healthcare (1)	164	54
UnitedHealth Group	218	110
		922
Life Sciences Tools & Services 1.7%
Agilent Technologies	374	42
Danaher	392	97
Thermo Fisher Scientific	188	95
		234
Pharmaceuticals 5.2%
Bristol-Myers Squibb	514	30
Elanco Animal Health (1)	3,849	43
Eli Lilly	294	158
Johnson & Johnson	1,517	236
Merck	1,524	157
Pfizer	1,930	64
Zoetis	162	28
		716
Total Health Care		2,549
INDUSTRIALS & BUSINESS SERVICES 12.4%
Aerospace & Defense 2.2%
Howmet Aerospace	1,150	53
L3Harris Technologies	912	159
TransDigm Group (1)	98	83
		295
Air Freight & Logistics 0.7%
United Parcel Service, Class B	626	97
		97
Building Products 0.5%
Trane Technologies	310	63
		63

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.5%
Republic Services	526	75
		75
Electrical Equipment 0.9%
Hubbell	412	129
		129
Ground Transportation 2.2%
Canadian Pacific Kansas City	1,022	76
CSX	2,358	73
Norfolk Southern	245	48
Union Pacific	500	102
		299
Industrial Conglomerates 2.2%
General Electric	1,168	129
Roper Technologies	77	37
Siemens, ADR	1,917	137
		303
Machinery 2.6%
Caterpillar	110	30
Cummins	668	153
Otis Worldwide	487	39
Stanley Black & Decker	1,615	135
		357
Passenger Airlines 0.3%
United Airlines Holdings (1)	1,067	45
		45
Trading Companies & Distributors 0.3%
United Rentals	86	38
		38
Total Industrials & Business Services		1,701
INFORMATION TECHNOLOGY 8.4%
Communications Equipment 0.4%
Motorola Solutions	196	53
		53
Electronic Equipment, Instruments & Components 0.4%
CDW	259	52
		52
IT Services 0.5%
Accenture, Class A	234	72
		72

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices (1)	172	18
Applied Materials	502	70
Entegris	288	27
Marvell Technology	724	39
Microchip Technology	574	45
Micron Technology	843	57
ON Semiconductor (1)	832	77
QUALCOMM	2,074	230
Taiwan Semiconductor Manufacturing, ADR	488	43
Texas Instruments	403	64
		670
Software 0.6%
Microsoft	261	82
		82
Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics, GDR	51	64
Western Digital (1)	3,254	149
		213
Total Information Technology		1,142
MATERIALS 3.9%
Chemicals 2.8%
CF Industries Holdings	1,763	151
Linde	298	111
Nutrien	458	28
RPM International	999	95
		385
Containers & Packaging 0.9%
Avery Dennison	245	45
International Paper	2,247	80
		125
Metals & Mining 0.2%
BHP Group, ADR	423	24
		24
Total Materials		534
REAL ESTATE 3.5%
Industrial REITs 0.4%
Prologis, REIT	448	50
		50

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Residential REITs 1.5%
AvalonBay Communities, REIT	1,223	210
		210
Specialized REITs 1.6%
Equinix, REIT	29	21
Lamar Advertising, Class A, REIT	309	26
Public Storage, REIT	149	39
Weyerhaeuser, REIT	4,089	126
		212
Total Real Estate		472
UTILITIES 4.8%
Electric Utilities 2.7%
Duke Energy	448	40
Entergy	288	27
NextEra Energy	653	37
Southern	4,191	271
		375
Multi-Utilities 2.1%
Ameren	1,023	76
Dominion Energy	1,760	79
DTE Energy	448	44
Sempra	1,206	82
		281
Total Utilities		656
Total Common Stocks (Cost $13,714)		13,581
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.29% (2)	66,278	66
Total Short-Term Investments (Cost $66)		66
Total Investments in Securities 99.8% of Net Assets (Cost $13,780)		$13,647
Other Assets Less Liabilities 0.2%		25
Net Assets 100.0%		$13,672

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE VALUE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Value ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE VALUE ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,517	$64	$—	$13,581
Short-Term Investments	66	—	—	66
Total	$13,583	$64	$—	$13,647
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1074-054Q3
09/2023